Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, Inc., as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:

For the Month Ending July 31, 2015:

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $ 3.91 Remitted: $3.41*

*Includes $0.00 collected in June and remitted in July. Difference between total collected and total remitted amount reflects $0.50 collected in July and remitted in August.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of August, 2015.

ENTERGY NEW ORLEANS, INC., as Servicer
By: /s/ Stacey Lousteau
Name:    Stacey Lousteau
Title:    Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, Inc., as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:

For the Month Ended August 31, 2015:

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $348,468.92 Remitted: $288,631.01*

*Includes $0.50 collected in July and remitted in August. Difference between total collected and total remitted amount reflects $59,838.41 collected in August and remitted in September.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 23rd day of September, 2015.

ENTERGY NEW ORLEANS, INC., as Servicer
By: /s/ Stacey Lousteau
Name:    Stacey Lousteau
Title:    Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, Inc., as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:

For the Month Ended September 30, 2015:

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $1,139,665.79 Remitted: $1,145,159.42*

*Includes $59,838.41 collected in August and remitted in September. Difference between total collected and total remitted amount reflects $54,344.78 collected in September and remitted in October.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 21st day of October, 2015.

ENTERGY NEW ORLEANS, INC., as Servicer
By: /s/ Stacey Lousteau
Name:    Stacey Lousteau
Title:    Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, Inc., as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:

For the Month Ended: October 31, 2015

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $1,270,391.71 Remitted: $1,264,135.93 *

*Includes $54,344.78 collected in September and remitted in October. Difference between total collected and total remitted amount reflects $60,600.56 collected in October and remitted in November.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 23rd day of November, 2015.

ENTERGY NEW ORLEANS, INC., as Servicer
By: /s/ Stacey Lousteau
Name:    Stacey Lousteau
Title:    Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, Inc., as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:

For the Month Ended: November 30, 2015

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $988,653.31 Remitted: $1,005,708.56 *

*Includes $60,600.56 collected in October and remitted in November. Difference between total collected and total remitted amount reflects $43,545.31 collected in November and remitted in December.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 17th day of December, 2015.

ENTERGY NEW ORLEANS, INC., as Servicer
By: /s/ Stacey Lousteau
Name:    Stacey Lousteau
Title:    Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, Inc., as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:

For the Month Ended: December 31, 2015

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $912,299.94 Remitted: $915,833.82*

*Includes $43,545.31 collected in November and remitted in December. Difference between total collected and total remitted amount reflects $40,011.43 collected in December and remitted in January.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 11th day of January, 2016.

ENTERGY NEW ORLEANS, INC., as Servicer

By: /s/ Stacey Lousteau
Name:    Stacey Lousteau
Title:    Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, Inc., as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:

For the Month Ended: January 31, 2016

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $846,002.60 Remitted: $848,786.02*

*Includes $40,011.43 collected in December and remitted in January. Difference between total collected and total remitted amount reflects $37,228.01 collected in January and remitted in February.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 24th day of February, 2016.

ENTERGY NEW ORLEANS, INC., as Servicer
By: /s/ Stacey Lousteau
Name:    Stacey Lousteau
Title:    Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, Inc., as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:

For the Month Ended: February 29, 2016

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $991,525.05 Remitted: $969,501.97*

*Includes $37,228.01 collected in January 2016 and remitted in February. Difference between total collected and total remitted amount reflects $59,251.09 collected in February and remitted in March.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 22nd day of March, 2016.

ENTERGY NEW ORLEANS, INC., as Servicer
By: /s/ Stacey Lousteau
Name:    Stacey Lousteau
Title:    Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, Inc., as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:

For the Month Ended: March 31, 2016

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $906,653.08 Remitted: $923,298.74 *

*Includes $59,251.09 collected in February and remitted in March. Difference between total collected and total remitted amount reflects $42,605.43 collected in March and remitted in April.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 21st day of April, 2016.

ENTERGY NEW ORLEANS, INC., as Servicer
By: /s/ Stacey Lousteau
Name:    Stacey Lousteau
Title:    Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C.
Entergy New Orleans, Inc., as Servicer

Pursuant to Section 3.01(b)(i) of the Storm Recovery Property Servicing Agreement, dated as of July 22, 2015 (the “Servicing Agreement”), between ENTERGY NEW ORLEANS, INC., as Servicer, and ENTERGY NEW ORLEANS STORM RECOVERY FUNDING I, L.L.C., the Servicer does hereby certify as follows:

For the Month Ended: April 30, 2016

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $821,288.37 Remitted: $817,372.45 *

*Includes $42,605.43 collected in March and remitted in April. Difference between total collected and total remitted amount reflects $46,521.35 collected in April and remitted in May.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 23rd day of May, 2016.

ENTERGY NEW ORLEANS, INC., as Servicer
By: /s/ Stacey Lousteau
Name:    Stacey Lousteau
Title:    Senior Manager, Financing and Assistant Treasurer